Staff costs	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Staff costs

7	Staff costs

	2022 € '000s	2021 € '000s	2020 € '000s
Staff costs are as follows:
Salaries and wages	158,231	70,272	46,100
Social security costs	7,891	5,639	4,800
RSU expense	24,261	—	—
Other pension costs	2,522	2,066	1,645
	192,905	77,977	52,545
The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	3,891	1,664	840
Refer to note 21 ‘Related party transactions’ for details relating to key management remuneration.